Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of Interest-Bearing Loans and Borrowings

		At December 31,
	Note	2016	2017	2018
		(in thousands)
Current
Venture debt	14.2	—	—	823
Interest-bearing receivables financing	14.3	7,712	7,413	10,295
Total current portion		$7,712	$7,413	$11,118
Non-current
Convertible debt and accrued interest	14.1	$16,338	$17,063	$19,723
Venture debt	14.2	—	—	11,811
Total non-current portion		$16,338	$17,063	$31,534